Accounting for derivative instruments and hedging activities (Details 5) (Derivative instruments not designated as cash flow hedges, USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrealized gains and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	$ 58,122	$ 4,239	$ 22,776	$ 14,047	$ 6,813
Natural gas swaps | Realized (gains) and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	4,815	2,476	9,269	9,141	10,089
Natural gas swaps | Unrealized gains and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	1,795	2,883	10,540	17,470	(7,182)
Gas purchase agreements | Realized (gains) and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	10,829
Gas purchase agreements | Unrealized gains and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	57,877	678
Interest rate swaps | Realized (gains) and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	(11,930)	(2,537)	4,166	1,664	1,446
Interest rate swaps | Unrealized gains and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	(1,550)	678	12,236	(3,423)	369
Foreign currency forward contracts | Realized (gains) and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	1,157	976	5,201	(6,625)	(3,864)
Foreign currency forward contracts | Unrealized gains and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	$ 5,210	$ (3,436)	$ 14,211	$ (3,542)	$ (31,138)